Commitment and Contingencies - Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 26.8	$ 24.9
Variable lease cost	2.7	3.7
Short-term lease cost	3.9	2.7
Total lease cost	$ 33.4	$ 31.3